UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington,  D.C.  20549
FORM 13F
FORM 13F COVER PAGE

Report for the Quarter Ended:            September 30, 2000

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):        [   ] is a restatement.
                                         [   ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:                                    Arbor Capital Management, LLC
Address:                                 One Financial Plaza
                                         120 S. Sixth St., Ste. 1000
                                         Minneapolis, MN  55402

Form 13F File No:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:                                    Rick D. Leggott
Title:                                   CEO
Phone:                                   (612) 317-2950

Signature, Place, and Date of Signing:

/s/ Rick D. Leggott                      Minneapolis, MN    10/1/2000
(Signature)                              (City/State)       (Date)

Report Type (Check only one.):

[X] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  67

Form 13F Information Table Value Total:        1,479,697,000

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
99 CENTS ONLY STORES           COM              65440K106    32635   650257 SH       SOLE                   561926             88331
ADVANCE PARADIGM INC           COM              007491103    17052   404200 SH       SOLE                   349500             54700
ADVANTAGE LEARNING SYS INC     COM              00757K100    17861   509400 SH       SOLE                   439500             69900
ADVENT SOFTWARE                COM              007974108    61134   874900 SH       SOLE                   756400            118500
AFFILIATED MANAGERS GROUP      COM              008252108    23897   419700 SH       SOLE                   362900             56800
ALBANY MOLECULAR RESEARCH      COM              012423109    34145   607700 SH       SOLE                   525600             82100
AMERICREDIT CORP               COM              03060R101    29248  1015100 SH       SOLE                   877700            137400
APPLIED MICRO CIRCUITS         COM              03822W109      393     1900 SH       SOLE                     1900
ASTROPOWER INC.                COM              04644A101    14007   353500 SH       SOLE                   305700             47800
ATS MEDICAL INC                COM              002083103    11005   730600 SH       SOLE                   628700            101900
AWARE INC/MASS                 COM              05453N100    29287   760700 SH       SOLE                   657800            102900
BARRA INC                      COM              068313105     1272    20500 SH       SOLE                    17700              2800
BUCA INC.                      COM              117769109     9012   848200 SH       SOLE                   733400            114800
C.H. ROBINSON WORLDWIDE INC.   COM              12541W100    53034   941000 SH       SOLE                   812700            128300
CABOT MICROELECTRONICS CORP    COM              12709P103    23246   484300 SH       SOLE                   418300             66000
CAMINUS CORP                   COM              133766105    24554   617700 SH       SOLE                   533100             84600
CHOICEPOINT INC                COM              170388102    29498   643000 SH       SOLE                   555900             87100
COMARCO INC.                   COM              200080109    14294   408400 SH       SOLE                   353000             55400
CONCORD EFS INC                COM              206197105      266     7500 SH       SOLE                     7500
CORPORATE EXECUTIVE BOARD CO   COM              21988R102    38696   961400 SH       SOLE                   830600            130800
CORSAIR COMM INC               COM              220406102     9888  1265700 SH       SOLE                  1093900            171800
COSINE COMMUNICATIONS INC      COM              221222102      556    10000 SH       SOLE                    10000
COST PLUS INC                  COM              221485105     6844   227200 SH       SOLE                   195815             31385
CSG SYSTEMS INTL INC           COM              126349109    28034   966700 SH       SOLE                   835700            131000
ELANTEC SEMICONDUCTOR INC      COM              284155108    46256   464300 SH       SOLE                   401400             62900
EMBARCADERO TECHNOLOGIES INC.  COM              290787100    10141   197400 SH       SOLE                   170300             27100
EXPEDITORS INTL WASH           COM              302130109    21152   469400 SH       SOLE                   405800             63600
EXPRESS SCRIPTS INC            COM              302182100    24832   343700 SH       SOLE                   297200             46500
EXTREME NETWORKS INC.          COM              30226d106      252     2200 SH       SOLE                     2200
FACTORY 2-U STORES             COM              303072102    11363   371800 SH       SOLE                   321100             50700
FACTSET RESH SYS INC           COM              303075105    62014  1649300 SH       SOLE                  1425800            223500
FISERV INC                     COM              337738108      234     3900 SH       SOLE                     3900
FORRESTER RESEARCH INC         COM              346563109    22778   357300 SH       SOLE                   308800             48500
FORWARD AIR CORP               COM              349853101    22984   653200 SH       SOLE                   564700             88500
GETTY IMAGES INC               COM              374276103    28100   923200 SH       SOLE                   797300            125900
HARMONIC INC                   COM              413160102    10654   443900 SH       SOLE                   384600             59300
HOTEL RESERVATIONS INC         COM              441451101    35123   959000 SH       SOLE                   829000            130000
ICU MEDICAL INC                COM              44930G107    14301   552700 SH       SOLE                   477900             74800
ILLUMINET HOLDINGS INC         COM              452334105    15701   565800 SH       SOLE                   489700             76100
IMMERSION CORP                 COM              452521107    10555   681000 SH       SOLE                   588900             92100
INET TECHNOLOGIES INC          COM              45662V105    17637   602980 SH       SOLE                   521280             81700
INSIGHT ENTERPRISES INC        COM              45765U103    22278   817550 SH       SOLE                   706650            110900
INTERCEPT GROUP INC            COM              45845L107    25672  1101200 SH       SOLE                   951500            149700
INTRANET SOLUTIONS             COM              460939309    48205   964100 SH       SOLE                   833500            130600
KENSEY NASH CORP               COM              490057106     9890   760800 SH       SOLE                   655900            104900
KRISPY KREME DOUGHNUTS INC     COM              501014104     6692    79900 SH       SOLE                    69000             10900
LABRANCHE & CO                 COM              505447102    29667   888900 SH       SOLE                   767987            120913
LIGHTBRIDGE INC                COM              532226107     5688   489300 SH       SOLE                   422700             66600
MACROVISION CORP               COM              555904101    48835   602900 SH       SOLE                   521100             81800
MEMBERWORKS INC                COM              586002107    22740   691700 SH       SOLE                   598100             93600
MERCURY COMPUTER SYSTEMS INC   COM              589378108     7195   258700 SH       SOLE                   223600             35100
MICREL INC                     COM              594793101    50813   758400 SH       SOLE                   655800            102600
MINIMED INC COM                COM              60365K108    39388   440700 SH       SOLE                   381000             59700
MIPS TECHNOLOGIES INC          COM              604567107     6987   151900 SH       SOLE                   131300             20600
MOLECULAR DEVICES CORP         COM              60851C107    17803   181200 SH       SOLE                   156600             24600
MULTEX.COM INC                 COM              625367107    26842  1567400 SH       SOLE                  1355600            211800
ON ASSIGNMENT INC              COM              682159108    23569   751200 SH       SOLE                   648100            103100
OPTIMAL ROBOTICS CORP          COM              68388R208    25458   632500 SH       SOLE                   547900             84600
P.F. CHANGS CHINA BISTRO INC.  COM              69333Y108    25898   749300 SH       SOLE                   647400            101900
QUICKLOGIC CORP                COM              74837P108    27496  1666400 SH       SOLE                  1440400            226000
RETEK INC.                     COM              76128q109    17501   330200 SH       SOLE                   285500             44700
SAFENET INC                    COM              78645R107     8101   267800 SH       SOLE                   231400             36400
SERENA SOFTWARE INC            COM              817492101    27214   590800 SH       SOLE                   510800             80000
SURMODICS INC                  COM              868873100    26975   492700 SH       SOLE                   425900             66800
TRANSWITCH CORP                COM              894065101    22179   347900 SH       SOLE                   300850             47050
YANKEE CANDLE                  COM              984757104    18696   929000 SH       SOLE                   803100            125900
ZOLL MEDICAL CORP              COM              989922109    23980   491900 SH       SOLE                   425400             66500